Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Summary of borrowings of the scilex notes consisted
Borrowings of the Scilex Notes consisted of the following (in thousands):

December 31, 2021
Principal	$133,997
Unamortized debt discount	(30,597)
Unamortized debt issuance costs	(2,228)

Carrying value	101,172
Current portion	(29,135)

Long term portion	72,037

Estimated fair value	$115,400

Schdule of convertible debentures
The following table provides a summary of the changes in the balance and the estimated fair value of the Convertible Debentures (in thousands):

September 30, 2023
Beginning Balance as of January 1, 2023	$—
Issuance of Convertible Debentures	24,000
Repayment of Convertible Debentures	(10,953)
Change in fair value of Convertible Debentures	3,658
Conversion of Convertible Debentures into Common Stock	(7,735)

Ending Balance as of September 30, 2023	$8,970